EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
NOTE 10. EMPLOYEE BENEFITS

Classes of benefits and expenses by employee

	January - December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	711,016	747,288	718,990
Wages and salaries	690,996	717,548	697,833
Severance indemnities	20,020	29,740	21,157

	2024	2023	2022
Discount rate	3.23%	3.23%	3.02%
Inflation	3.20%	3.20%	3.20%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2020	RV-2014	RV-2014

Sensitivities to assumptions	2024 ThU.S.$

Discount rate
Increase in 100 bps	(5,721)
Decrease in 100 bps	6,546

Wage growth rates
Increase in 100 bps	5,773
Decrease in 100 bps	(5,099)

The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2024 and 2023:

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Current	6,669	7,863
Non-current	77,634	86,462
Total	84,303	94,325

	12-31-2024	12-31-2023
Reconciliation of the present value of severance indemnities obligations	ThU.S.$	ThU.S.$
Opening balance	94,325	95,260
Current service cost	5,979	9,833
Interest cost	4,367	4,737
(Gains) losses from changes in actuarial assumptions	22	131
Actuarial gains and losses arising from experience	743	2,595
Benefits paid	(7,152)	(16,197)
Increase (decrease) for foreign currency exchange rates changes	(13,981)	(2,034)
Closing balance	84,303	94,325

The average staffing as of December 31,
2024
was 18,928 people.